CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                 March 27, 2020


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:                First Trust Exchange-Traded AlphaDEX Fund
                      (File Nos. 333-140895 and 811-22019)
                  First Trust Exchange-Traded AlphaDEX Fund II
                      (File Nos. 333-171759 and 811-22519)
     First Trust Exchange-Traded Fund (File Nos. 333-125751 and 811-21774) First Trust Exchange-Traded Fund II (File Nos. 333-143964 and 811-21944)
   First Trust Exchange-Traded Fund III (File Nos. 333-176976 and 811-22245)
    First Trust Exchange-Traded Fund IV (File Nos. 333-174332 and 811-22559) First Trust Exchange-Traded Fund V (File Nos. 333-181507 and 811-22709) First Trust Exchange-Traded Fund VI (File Nos. 333-182308 and 811-22717)
   First Trust Exchange-Traded Fund VII (File Nos. 333-184918 and 811-22767) First Trust Exchange-Traded Fund VIII (File Nos. 333-210186 and 811-23147)
            (the "Trusts," and each series of the Trusts, a "Fund")

Ladies and Gentlemen:

      On behalf of the Trusts, pursuant to the requirements of Rule 497 of the General Rules and Regulations of the Securities Act of 1933, as amended, we are submitting one copy of a supplement, in the form of a sticker, to the prospectus and statement of additional information for the Funds, each a series of a Trust.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                        By: /s/ Morrison C. Warren
                                            ---------------------------------
                                                Morrison C. Warren


Enclosures